OTHER LONG-TERM ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Long Term Assets [Abstract]
Deferred tax	$ 919	$ 501
Long term trade receivables	2,213	0
Operating lease right-of-use asset	605	487
Other long-term assets	3,737	$ 988
Credit losses allowance	$ 7,118